Risks and Uncertainties (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Billings	$ 1,009,000	$ 1,688,000	$ 6,971,000	$ 5,583,000
Accounts receivable, net	1,847,000		1,246,000	4,228,000
Deposits	151,000		1,566,000	262,000
Accrued contract costs	93,000		1,545,000	19,000
Nycdep [Member]
Billed Contracts Receivable	536,000		662,000
Proceds From Billed Contracts	15,500,000		14,800,000
Billings	16,000,000		15,500,000
Percentage Of Revenues Effect On Contracts Termination			73.00%	80.00%
Billings in Excess of Cost	4,900,000		4,500,000
Accounts receivable, net	536,000		662,000
Deposits	151,000		1,400,000
Accrued contract costs	80,000		1,400,000
Nycdep [Member] | Due In April 2013 [Member]
Proceds From Billed Contracts	456,000
Nycdep [Member] | Paid In May 2013 [Member]
Proceds From Billed Contracts	$ 80,000